Deposits - Composition of Bank's Deposits (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Noninterest Bearing Deposit, Demand	$ 55,906,673	$ 33,422,465
Interest Bearing Deposit, Demand	54,812,380	48,423,471
Interest Bearing Deposit, Savings	108,070,929	93,903,196
Interest Bearing Deposit, Time	67,086,776	70,712,831
Individuals, Partnerships and Corporations (Includes Certified and Official Checks) [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Noninterest Bearing Deposit, Demand	55,234,000	32,614,000
Interest Bearing Deposit, Demand	49,356,000	42,866,000
Interest Bearing Deposit, Savings	104,077,000	90,252,000
Interest Bearing Deposit, Time	64,128,000	67,254,000
States and Political Subdivisions [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Noninterest Bearing Deposit, Demand	601,000	646,000
Interest Bearing Deposit, Demand	5,456,000	5,558,000
Interest Bearing Deposit, Savings	3,963,000	3,546,000
Interest Bearing Deposit, Time	2,478,000	2,969,000
Commercial Banks and Other Depository Institutions [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Noninterest Bearing Deposit, Demand	72,000	162,000
Interest Bearing Deposit, Savings	31,000	105,000
Interest Bearing Deposit, Time	$ 481,000	$ 490,000